SHORT-TERM INVESTMENTS - Schedule of Continuous Unrealized Losses and Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-sale [Line Items]
Fair value, less than 12 months	$ 0	$ 381,138
Unrealized losses, less than 12 months	0	(3,177)
Fair value, 12 months or greater	3,021	177,253
Unrealized losses, 12 months or greater	(1)	(1,458)
Fair value, total	3,021	558,391
Unrealized losses, total	(1)	(4,635)
Corporate debentures
Debt Securities, Available-for-sale [Line Items]
Fair value, less than 12 months	0	370,114
Unrealized losses, less than 12 months	0	(3,123)
Fair value, 12 months or greater	3,021	167,185
Unrealized losses, 12 months or greater	(1)	(1,429)
Fair value, total	3,021	537,299
Unrealized losses, total	$ (1)	(4,552)
U.S. Treasuries
Debt Securities, Available-for-sale [Line Items]
Fair value, less than 12 months		5,949
Unrealized losses, less than 12 months		(22)
Fair value, 12 months or greater		10,068
Unrealized losses, 12 months or greater		(29)
Fair value, total		16,017
Unrealized losses, total		(51)
U.S. Government Agencies
Debt Securities, Available-for-sale [Line Items]
Fair value, less than 12 months		5,075
Unrealized losses, less than 12 months		(32)
Fair value, 12 months or greater		0
Unrealized losses, 12 months or greater		0
Fair value, total		5,075
Unrealized losses, total		$ (32)